Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
TrueShares Structured Outcome January ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome January ETF NAV
Average Annual Return, Percent	18.11%						10.95%
TrueShares Structured Outcome February ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome February ETF NAV
Average Annual Return, Percent	17.12%					11.43%
TrueShares Structured Outcome March ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome March ETF NAV
Average Annual Return, Percent	18.00%				10.22%
TrueShares Structured Outcome April ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome April ETF NAV
Average Annual Return, Percent	18.52%			10.56%
TrueShares Structured Outcome May ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome May ETF NAV
Average Annual Return, Percent	17.76%		7.29%
TrueShares Structured Outcome June ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome June ETF NAV
Average Annual Return, Percent	17.60%	8.04%
TrueShares Structured Outcome July ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome July ETF NAV
Average Annual Return, Percent	18.85%												13.72%
TrueShares Structured Outcome August ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome August ETF NAV
Average Annual Return, Percent	18.35%											12.36%
TrueShares Structured Outcome September ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome September ETF NAV
Average Annual Return, Percent	18.43%										12.30%
TrueShares Structured Outcome October ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome October ETF NAV
Average Annual Return, Percent	18.99%									12.55%
TrueShares Structured Outcome November ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome November ETF NAV
Average Annual Return, Percent	19.19%								13.69%
TrueShares Structured Outcome December ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome December ETF NAV
Average Annual Return, Percent	19.00%							11.60%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%						11.86%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%					12.44%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%				11.95%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%			11.02%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%		9.74%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%	9.79%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%												15.28%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%											14.20%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%										12.72%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%									14.05%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%								15.12%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	23.31%							12.60%